Significant Accounting Policies and Practices - Schedule of Common Stock Equivalents (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	59,468,344	9,503,327	32,242,206	2,570,654
Warrants [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	34,187,403	6,463,028
Options [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	8,448,568	2,073,568
Convertible notes [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	523,534	296,913
Series E preferred [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	218	218	450	450
Series F preferred [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	456,600	669,600	623,600
Series G preferred [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	10,593,000		1,563,750
Series H preferred [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	1,477,821		1,477,821
Series I preferred Stock [Member]
Schedule of Common Stock Equivalents [Line Items]
Common stock equivalents, total	3,781,200